Share-Based Compensation Plans - Schedule of Movement in Share Units (Details) - Omnibus Plan [Member]	9 Months Ended
Sep. 30, 2026 shares
Schedule of Movement in Share Units [Line Items]
DSUs, Beginning balance	232,161
DSUs, Granted	20,670
DSUs, Forfeited
DSUs, Settled	(40,664)
DSUs, Ending balance	212,167
RSUs with Time Criteria [Member]
Schedule of Movement in Share Units [Line Items]
RSUs with time criteria, beginning balance	707,466
RSUs with time criteria, Granted	153,418
RSUs with time criteria, Forfeited	(18,254)
RSUs with time criteria, Settled	(408,289)
RSUs with time criteria, Ending balance	434,341
PSUs with Time and Performance Criteria [Member]
Schedule of Movement in Share Units [Line Items]
PSUs with time and performance criteria, Beginning balance	530,056
PSUs with time and performance criteria, Granted	105,173
PSUs with time and performance criteria, Forfeited	(4,880)
PSUs with time and performance criteria, Settled	(224,822)
PSUs with time and performance criteria, Ending balance	405,527